Income Tax	6 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax

6. INCOME TAX

The Group is subject to income tax on an entity basis on profits arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), Legend Biotech Limited (“Legend BVI”) is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Group’s subsidiaries incorporated in the British Virgin Islands to their shareholders, no withholding tax will be imposed.

Hong Kong

Under the current laws of Hong Kong, the subsidiary which operates in Hong Kong is subject to a corporate income tax (“CIT”) at a rate of 16.5% on the taxable income. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

United States of America

Under the current laws of the United States of America (“USA”), the subsidiary which operates in the United States of America is subject to federal tax at a rate of 21% and state tax at a rate of 11.5% in New Jersey. Dividends payable by the Group’s US entity, to non US resident enterprises shall be subject to 30% withholding tax, unless the respective non US resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with US that provides for a reduced withholding tax rate or an exemption from withholding tax.

Ireland

Under the current laws of Ireland, the subsidiary which operates in Ireland is subject to CIT at a rate of 12.5% on its taxable trading income. Any non-trading income is subject to CIT at a rate of 25%. Dividend withholding tax is imposed on distributions made by Irish companies at a rate of 25% with many exemptions provided.

Mainland China

Pursuant to the Corporate Income Tax Law of the PRC and the respective regulations (the “CIT Law”), the subsidiaries which operate in Mainland China are subject to CIT at a rate of 25% on the taxable income. The applicable income tax rate was 25%. Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% CIT, namely withholding tax, unless the respective non PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Netherlands

Under the current laws of Netherlands, the subsidiary which operates in Netherlands is subject to CIT at a rate of 25% on the taxable income. A tax rate of 16.5% applies to the first EUR200,000 of taxable income. The statutory withholding tax rate for dividends is 15% while several exemptions and reductions can apply.

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Current – United States of America	(3,709)	—
Current – Elsewhere	—	1
Total tax charge for the year	(3,709)	1